SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 8,922,641	$ 8,059,200
Less: accumulated amortization	(3,921,118)	(2,766,074)
Intangible assets, net	5,001,523	5,293,126
Royalty [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	5,323,941	4,850,373
Developed Games [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,459,100	3,071,227
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 139,600	$ 137,600